Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Commitments and Contingencies

Note 13 – Commitments and Contingencies

The Company accrues a liability and charges operations for the estimated costs of contingent liabilities, including adjudication or settlement of various asserted and unasserted claims existing as of the balance sheet date, where there is a reasonable possibility that a loss has been incurred and the loss (or range of probable loss) is estimable.

From time to time the Company may become subject to threatened and/or asserted claims arising in the ordinary course of our business. Other than the matter described below, management is not aware of any matters, either individually or in the aggregate, that are reasonably likely to have a material impact on the Company’s financial condition, results of operations or liquidity.

Third Party Audit

On April 15, 2021, the Company received notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, that they are recommending to CMS that the Company was overpaid in the amount of $2,921,868. This amount represents a statistical extrapolation of $11,530 of charges from a sample of 40 claims for the periods February 2017 to November 2020.

On June 3, 2021, the Company received a request for payment from CMS in the amount of $2,918,472. The Company began its own internal audit process and initiated the appropriate appeals. The Company received a notification dated September 30, 2021, from CMS that they “found the request to be favorable by reversing the extrapolation to actual”. The Company received a separate notification stating “the extrapolated overpayment was reduced to the actual overpayment amount for the sampled denied claims $5,327.73,” which had been paid as of December 31, 2021.

On October 21, 2021, the Company received notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, that they are recommending to CMS that the Company was overpaid in the amount of $2,716,056.33. This amount represents a statistical extrapolation of $6,791.33 of charges from a sample of 38 claims for the periods July 2017 to November 2020 for Progressive Health & Rehabilitation, Ltd (“Progressive Health”). The Company entered into a management agreement with Progressive Health in April 2019 and therefore liable for only a portion of the sampled claims. There were a total of 38 claims reviewed, 25 of these claims were from the period prior to the management agreement with the Company and the remaining 13 claims were related to the period that Progressive Health was managed by the Company. In December 2021, the Company received a request for payment from CMS in the amount of $2,709,265. The Company has begun its own internal audit process and has initiated the appropriate appeals. The Company submitted a reconsideration request February 26, 2023. On July 5, 2023, the Company received a reconsideration decision from the second appeal. The Qualified Independent Contractor provided a “partially favorable” decision that medical necessity supported 15 of 38 appealed claims. The Company intends to file a written appeal to an Administrative Law Judge prior to the August 30 deadline.

On May 17, 2022, the Company received notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, that they are recommending to CMS that the Company was overpaid in the amount of $492,086.22 related to Advantage Therapy. This amount represents a statistical extrapolation of charges from a sample, the actual amount found to be overpaid was $10,420.22. The Company has accrued the actual sample amount found for this potential overpayment. On May 27, 2022 the Company received a request for payment from CMS in the amount of $481,666.00. The Company has begun its own internal audit process and has initiated the appropriate appeals. Prior to this May 2022 notification, CMS had implemented a pre-payment audit for Advantage Therapy. As of June 30, 2023, this audit had resulted in a recoupment balance of approximately $0.1 million of Medicare accounts receivable. The Company submitted a reconsideration request in May 2023. On August 4, 2023, the Company received a reconsideration decision from the second appeal. The Qualified Independent Contractor provided a “partially favorable” decision supporting 31 of 65 appealed claims. The Company intends to file a written appeal to an Administrative Law Judge prior to the October 2 deadline.

On December 9, 2022, the Company received a suspension of payment notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, for IMAC Regeneration Center of Kentucky. On December 22, 2022, the Company responded to the payment suspension with a Rebuttal of Notice. The suspension of payment will remain in effect until the Rebuttal of Notice is answered. Guidelines suggest a 30 to 45 day response time, although no response has been provided nor any explanation regarding the payment suspension as of the date of this filing, over 200 days later.

Note 14 – Commitments and Contingencies

The Company accrues a liability and charges operations for the estimated costs of contingent liabilities, including adjudication or settlement of various asserted and unasserted claims existing as of the balance sheet date, where there is a reasonable possibility that a loss has been incurred and the loss (or range of probable loss) is estimable.

From time to time the Company may become subject to threatened and/or asserted claims arising in the ordinary course of our business. Other than the matter described below, management is not aware of any matters, either individually or in the aggregate, that are reasonably likely to have a material impact on the Company’s financial condition, results of operations or liquidity.

Third Party Audit

From time to time, in the ordinary course of business, we are subject to audits under various governmental programs in which third party firms engaged by the Center for Medicare & Medicaid Services (“CMS”) conduct extensive reviews of claims data to identify potential improper payments. We cannot predict the ultimate outcome of any regulatory reviews or other governmental audits and investigations.

On April 15, 2021, the Company received notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, that they are recommending to CMS that the Company was overpaid in the amount of $2,921,868. This amount represents a statistical extrapolation of $11,530 of charges from a sample of 40 claims for the periods February 2017 to November 2020. On June 3, 2021, the Company received a request for payment from CMS in the amount of $2,918,472. The Company began its own internal audit process and initiated the appropriate appeals. The Company received a notification dated September 30, 2021, from CMS that they “found the request to be favorable by reversing the extrapolation to actual”. The Company received a separate notification stating “the extrapolated overpayment was reduced to the actual overpayment amount for the sampled denied claims $5,327.73,” which had been paid as of December 31, 2021.

On October 21, 2021, the Company received notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, that they are recommending to CMS that the Company was overpaid in the amount of $2,716,056.33. This amount represents a statistical extrapolation of $6,791.33 of charges from a sample of 38 claims for the periods July 2017 to November 2020 for Progressive Health & Rehabilitation, Ltd (“Progressive Health”). The Company entered into a management agreement with Progressive Health in April 2019 and therefore liable for only a portion of the sampled claims. There were a total of 38 claims reviewed, 25 of these claims were from the period prior to the management agreement with the Company and the remaining 13 claims were related to the period that Progressive Health was managed by the Company. In December 2021, the Company received a request for payment from CMS in the amount of $2,709,265. The Company has begun its own internal audit process and has initiated the appropriate appeals. The Company has accrued $20,000 for this potential overpayment.

On May 17, 2022, the Company received notification from Covent Bridge Group, a Center for Medicare & Medicaid Services (“CMS”) contractor, that they are recommending to CMS that the Company was overpaid in the amount of $492,086.22 related to Advantage Therapy. This amount represents a statistical extrapolation of charges from a sample, the actual amount found to be overpaid was $10,420.22. On May 27, 2022 the Company received a request for payment from CMS in the amount of $481,666.00. The Company has begun its own internal audit process and has initiated the appropriate appeals. Prior to this May 2022 notification, CMS had implemented a pre-payment audit for Advantage Therapy. As of December 31, 2022, this audit had resulted in a balance of approximately $91,000 of Medicare accounts receivable.

On December 9, 2022, the Company received a suspension of payment notification from Covent Bridge Group, a Center for Medicare & Medicaid Services contractor, for IMAC Regeneration Center of Kentucky. On December 22, 2022, the Company responded to the payment suspension with a Rebuttal of Notice. The suspension of payment will remain in effect until the Rebuttal of Notice is answered. Guidelines suggest a 30 to 45 day response time, although no response has been provided nor any explanation regarding the payment suspension as of the date of this filing.

At this stage of the appeals process, based on the information currently available to the Company, the Company is unable to predict the timing and ultimate outcomes of these matters and therefore is unable to estimate the range of possible loss. Any potential loss may be classified as errors and omissions for which insurance coverage was in place during a majority of the years being evaluated.

As of December 31, 2022, the Company has not recorded a provision for any of these claims, as management does not believe that an estimate of a possible loss or range of loss can reasonably be made at this time.

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Commitments and Contingencies

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

Michael Ruxin, M.D.

On June 5, 2020, the Company and Dr. Michael Ruxin entered into an employment agreement (the “Ruxin Employment Agreement”) for Dr. Ruxin to serve as the Company’s Chief Executive Officer, President and a director.

The Ruxin Employment Agreement provided that Dr. Ruxin will be employed for a five-year term commencing on June 5, 2020.Dr. Ruxin was entitled to receive an annual base salary of $300,000 and was eligible for an annual discretionary bonus of 150% of such base salary. In the Ruxin Employment Agreement, Dr. Ruxin is entitled to, subject to the approval of the Board or a committee thereof, and under the 2022 Plan (i) a one-time grant of 49,047,059 Restricted Stock Units (“RSUs”) and (ii) a one-time grant of options to purchase 420,691,653 shares of common stock, In lieu of 49,047,059 RSU’s, on August 16, 2022, the Company granted 49,047,059 stock options plus the one-time grant of 420,691,653 stock options for an aggregate amount of 469,738,712 stock options with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms. Ruxin was entitled to participate in any and all benefit plans, from time to time, in effect for senior management, along with vacation, sick and holiday pay in accordance with the Company’s policies established and in effect from time to time. For the period of May 2021 through November 2021 and from August 15, 2022 to September 30, 2022, Dr. Ruxin deferred 50% of his salary. As of June 30, 2023 and September 30, 2022, the Company had accrued payroll related to Dr. Ruxin’s salary deferment of $200,000 and $112,500, respectively.

The Ruxin Employment Agreement also contains covenants (a) restricting the executive from engaging in any activity competitive with our business during the term of the employment agreement and in the event of termination, for a period of one year thereafter, (b) prohibiting the executive from disclosing confidential information regarding the Company, and (c) soliciting employees, customers and prospective customers during the term of the employment agreement and for a period of one year thereafter.

In July 2023, the Ruxin Employment Agreement was terminated and Dr. Ruxin has transitioned to become the Company’s Chief Medical Officer (See Note 11 -Subsequent Events).

Jeffrey Busch

On June 5, 2020, the Company and Jeffrey Busch entered into an employment agreement (the “Busch Employment Agreement”) for Mr. Busch to serve as the Company’s Chairman of the Company and in such other positions as may be assigned from time to time by the Board of Directors.

The Busch Employment Agreement stipulates that Mr. Busch will be employed for a five-year term commencing on June 5, 2020. The term will be automatically extended for one additional year upon the fifth anniversary of the effective date without any affirmative action, unless either party to the agreement provides at least sixty (60) days’ advance written notice to the other party that the employment period will not be extended. Mr. Busch will be entitled to receive an annual base salary of $60,000 and will be eligible for an annual discretionary bonus. In the Busch Employment Agreement, Mr. Busch is entitled to, subject to the approval of the Board or committee thereof, and under the 2020 Plan (i) a one-time grant of 49,047,059 Restricted Stock (“RSUs”) and (ii) a one-time grant of options to purchase 420,691,653 shares of common stock. In lieu of 49,047,059 RSU’s, on August 16, 2022, the Company granted 49,047,059 stock option plus the one-time grant of 420,691,653 stock options for an aggregate amount of 469,738,712 stock options with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms. Mr. Busch is entitled to participate in any and all benefit plans, from time to time, in effect for senior management, along with vacation, sick and holiday pay in accordance with the Company’s policies established and in effect from time to time. As of June 30, 2023 and September 30, 2022, the Company had accrued director compensation of $237,500 and $192,500, respectively.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

Mr. Busch is an “at-will” employee and his employment may be terminated by the Company at any time, with or without cause. In the event Mr. Busch’s employment is terminated by the Company without Cause (as defined in the Busch Employment Agreement), with Good Reason (as defined in the Busch Employment Agreement) or as a result of a non-renewal of the term of employment under the Busch Employment Agreement, Mr. Busch shall be entitled to receive the sum of (I) the Severance Multiple (as defined below), multiplied by his base salary immediately prior to such termination and (II) a pro-rata portion of his bonus for the year in which such termination occurs equal to (a) his bonus for the most recently completed calendar year (if any), multiplied by (b) a fraction, the numerator of which is the number of days that have elapsed from the beginning of such calendar year through the date of termination and the denominator of which is the total number of days in such calendar year. “Severance Multiple” shall mean 3.0; provided, however, that if the date of termination occurs on or at any time during the twelve (12)-month period following a Change in Control, the Severance Multiple shall mean 4.0. In addition, the Company shall accelerate the vesting of any outstanding, unvested equity awards granted to Mr. Busch prior to the date of termination.

The Busch Employment Agreement also contains covenants (a) restricting the executive from engaging in any activity competitive with our business during the term of the employment agreement and in the event of termination, for a period of one year thereafter, (b) prohibiting the executive from disclosing confidential information regarding the Company, and (c) soliciting employees, customers and prospective customers during the term of the employment agreement and for a period of one year thereafter.

Thomas E. Chilcott, III

On September 24, 2020, the Company appointed Thomas E. Chilcott, III, to serve as the Chief Financial Officer. The Company entered into an offer letter with Mr. Chilcott which provides that his base salary will be $225,000 per year. Mr. Chilcott is entitled to participate in all medical and other benefits that the Company has established for its employees. The offer letter also provides that Mr. Chilcott will be granted an option to purchase up to 94,545,096 shares of the Company’s common stock which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms.

On December 31, 2021, the Company’s Board approved an increase in the base salary of Thomas E. Chilcott, III, the Company’s Chief Financial Officer, from $225,000 to $300,000 per year. The increase was effective January 1, 2022. The Board also approved two new bonuses for which Mr. Chilcott was eligible: (i) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $1,000,000; and (ii) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $2,000,000 in the aggregate. On December 6, 2022, the Board approved a bonus compensation plan pursuant to which Thomas E. Chilcott, III, the Company’s former Chief Financial Officer, was eligible for: (i) a $150,000 bonus payable upon the successful filing of the Company’s report on Form 10-K for the annual period ended September 30, 2022 (the “Annual Report “) on or before December 29, 2022; or (ii) a $100,000 bonus payable upon the successful filing of the Company’s Annual Report on or before January 13, 2023 (collectively, the “Bonus”). During the nine months ended June 30, 2023, an aggregate bonus of $150,000 was paid to Mr. Chilcott. Mr. Chilcott’s employment with the Company was terminated on May 5, 2023.

Faith Zaslavsky

On December 5, 2022, the Company appointed Faith Zaslavsky, age 48, as President and Chief Operating Officer of the Company, effective December 5, 2022 (the “Effective Date”). In connection with her appointment, on December 5, 2022, the Company and Ms. Zaslavsky entered into an offer letter (the “Offer Letter”) which provides that Ms. Zaslavsky’s base salary will be $400,000 per year, and that beginning in calendar year 2023 she will be eligible to receive an annual incentive cash bonus of up to 35% of base salary at the discretion of the Board for the achievement of certain milestones to be agreed upon by Ms. Zaslavsky and the Company within 90 days of the Effective Date. Upon the Company’s creation of a new equity incentive plan or an increase in the number of shares available under the Company’s existing equity incentive plan, Ms. Zaslavsky will be granted 150,000,000 employee stock options vesting at 20% annually, beginning on the Effective Date. The employee stock options will have a strike price equal to the closing price of the Company’s common stock on the day that the Board approves Ms. Zaslavsky’s stock option package. Ms. Zaslavsky is eligible to participate in the benefit plans and programs generally available to the Company’s employees. Ms. Zaslavsky will also be entitled to reimbursement of reasonable business expenses incurred or paid by her in the performance of her duties and responsibilities for the Company, subject to any restrictions set by the Company from time to time and to such reasonable substantiation and documentation as may be specified by the Company from time to time. Ms. Zaslavsky’s employment with the Company is “at-will”, and either party can terminate the employment relationship at any time, for or without cause, with or without notice. The Offer Letter also contains standard restrictive covenants prohibiting Ms. Zaslavsky from engaging in competition with the Company within the United States during her employment and for a period of 24 months following the termination of her employment with the Company.

Andrew Kucharchuk

On May 5, 2023, the Company appointed Andrew Kucharchuk, a member of the Board of Directors of the Company, as its Chief Financial Officer, effective May 8, 2023. Mr. Kucharchuk was previously the Chief Executive Officer and Chief Financial Officer of OncBioMune Pharmaceuticals, Inc., the Company’s predecessor. The Company and Mr. Kucharchuk agreed that Mr. Kucharchuk’s base salary will be $180,000 per year, and he will be eligible to participate in the benefit plans and programs generally available to the Company’s employees. Mr. Kucharchuk will also be entitled to reimbursement of all reasonable business expenses incurred or paid by him in the performance of his duties and responsibilities for the Company, subject to receipt of evidence of such expenses reasonably satisfactory to the Company.

Consulting Agreements

On July 5, 2020, the Company and a consultant entered into a Scientific Advisory Board Service Agreement (“Scientific Advisory Agreement”) which provides for; (i) $2,000 monthly compensation; (ii) 88,786,943 stock options under the 2022 Plan, which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms and; (iii) $1,500 per day for any special project requiring more than six hours of advisory service in a single day performed upon a written request from the Company. Either party may terminate the Scientific Advisory Agreement at any time upon ten days’ written notice to the other party unless either party neglects or fails to perform its obligations under the Scientific Advisory Agreement; then the termination notice shall be effective upon receipt of the same.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

On July 5, 2020, the Company and a consultant entered into a Pathology Advisory Board Service Agreement (the “Pathology Advisory Agreement”) which provides for; (i) $272 monthly compensation; (ii) 77,972,192 stock options under the 2022 Plan, which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms and; (iii) $1,500 per day for any special project requiring more than six hours of advisory service in a single day performed upon a written request from the Company. Either party may terminate the Pathology Advisory Agreement at any time upon ten days’ written notice to the other party unless either party neglects or fails to perform its obligations under the Pathology Advisory Agreement; then the termination notice shall be effective upon receipt of the same.

Effective January 1, 2021, the Company entered into a consulting agreement with Mr. Kucharchuk, a member of the Board of Directors, to serve as a strategic advisor. The agreement was effective for a period of twelve months, commencing on January 1, 2021 and shall be renewed on a month-to-month basis, subject to the right of the Company and Mr. Kucharchuk to terminate the agreement pursuant to the agreement. Pursuant to the agreement, Mr. Kucharchuk shall be paid $2,000 per month. In April 2023, this agreement was terminated. As of June 30, 2023 and September 30, 2022, the Company had an accounts payable – related payable balance of $2,000 and $12,000 related to this consulting agreement, respectively (See Note 8 and above for new employment agreement).

License Agreements

GMU License

In September 2006, the Company entered into an exclusive license agreement with George Mason Intellectual Properties (“GMU License Agreement”), a non-profit corporation formed for the benefit of George Mason University (“GMU”) which: (1) grants an exclusive worldwide license, with the right to grant sublicenses, under the licensed inventions to make, have made, import, use, market, offer for sale and sell products designed, manufactured, used and/or marketed for all fields and for all uses, subject to the exclusions as defined in the GMU License Agreement; (2) grants an exclusive option to license past, existing, or future inventions in the Company’s field, from inventors that are obligated to assign to GMU and who have signed a memorandum of understanding acknowledging that developed intellectual property will be offered, subject to the exclusions as defined in the GMU License Agreement; (3) the license and option granted specifically excludes biomarkers for lung, ovarian, and breast cancers in a diagnostic field of use and GMU inventions developed using materials obtained from third parties under agreements granting rights to inventions made using said materials and; (4) grants right to assign or otherwise transfer the license so long as such assignment or transfer is accompanied by a change of control transaction and GMU is given 14 days’ prior notice. In addition, the Company is required to make an annual payment of $50,000 to GMU as well as pay GMU a quarterly royalty equal to the net revenue multiplied by one and one-half percent (1.5%), due on a quarterly basis or a quarterly sublicense royalty equal to the net revenue multiplied by fifteen percent (15%). Further, the Company has the right of first refusal for all technology associated with RPPA technology from GMU. As of June 30, 2023 and September 30, 2022, the Company has accrued royalty fees of $2,781 and $2,443, respectively, reflected in the accompanying unaudited balance sheet in accrued liabilities.

NIH License Agreement

In March 2018, the Company entered into two license agreements (“NIH License Agreements”) with the National Institutes of Health (“NIH”) which grants the Company an exclusive and a nonexclusive United States license for certain patents. Pursuant to the NIH License Agreements, the Company is required to make an annual payment of $1,000 to the NIH as well as pay the NIH a royalty equal to the net sales multiplied by three percent (3.0%) every June 30th and December 31st. Commencing on January 1st of the year following the year of the first commercial sale, the Company is subject to a non-refundable minimum annual royalty of $5,000. In addition, a sublicense royalty equal to the net revenue multiplied by ten percent (10%) will be payable upon sublicensing. As of June 30, 2023 and September 30, 2022, the Company has accrued royalty fees of $0.

Vanderbilt License Agreement

In March 2023, the Company entered into a license agreement (“Vanderbilt License Agreement”) with the Vanderbilt University (“Vanderbilt”) which grants the Company an exclusive license for certain patents. Pursuant to Vanderbilt License Agreement, the Company is required to make an annual payment of $5,556 to Vanderbilt. Additionally, Vanderbilt is entitled to receive a royalty semi-annually equal to the gross sales based upon tiered structure subject to the level of patent utilization ranging from 0.25% to 2.0%. As of June 30, 2023, the Company has accrued royalty fees of $0.

Lease

In December 2019, the Company entered into a lease agreement for its corporate and laboratory facility in Golden, Colorado. The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025 (see Note 7).

On June 10, 2021, the Company entered into an amendment to its existing Warehouse Lease (“Lease Amendment”), effective October 3, 2021, for its laboratory facility in Golden, CO (see Note 7). The Lease Amendment provided for: (i) an extension to the term of the original lease to five years following the completion of the Company’s improvements to the Expansion Premises (defined below); (ii) an expansion of the premises to include the premises located at Unit 404, Building F, 15000 West 6th Avenue, Golden, Colorado 80401, consisting of approximately 4,734 rentable square feet (the “Expansion Premises”); (iii) an annual base rent modification; (iv) an increase to the security deposit; (v) tenant improvement allowance; (vi) additional parking and; (vii) two renewal options, each for five year terms, for a total of ten years.

Pursuant to the Lease Amendment, the Company must pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen.

Other Contingencies

Pursuant to ASC 450-20 – Loss Contingencies, liabilities for contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. As of June 30, 2023 and September 30, 2022, the Company has recorded a contingent liability of $83,840 and $78,440, respectively, resulting from certain liabilities of Avant prior to the asset sale and recapitalization transaction (see Note 1). The contingent liabilities consisted of two notes payables with a total outstanding principal balance of $40,000 as of June 30, 2023 and September 30, 2022 and accrued interest payable of $43,840 and $38,440 as of June 30, 2023 and September 30, 2022, respectively.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

Legal Action

On August 16, 2022, Erika Singleton filed a complaint against the Company in the Eighth Judicial District Court, Clark County, Nevada, Case No. A-22-857038-C. Plaintiff alleges that the Company did not provide her with physical stock certificates for 200,000 shares of common stock Plaintiff purchased for $2,000 in 2017. Based on these and other allegations, Plaintiff asserts claims against the Company for breach of contract, violation of Florida securities law, fraud, and unjust enrichment. The Company filed a motion to dismiss the fraud claim, which the Court granted on April 20, 2023. The Company is currently preparing to file its answer to Plaintiff’s remaining claims.

Agreement and Plan of Merger

On May 23, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with IMAC Holdings, Inc., a Delaware corporation (Nasdaq: BACK) (“IMAC”), and IMAC Merger Sub, Inc., a Delaware corporation and a newly formed, wholly owned subsidiary of IMAC (“Merger Sub”). Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing as the surviving entity (the “Surviving Entity”) and a wholly owned subsidiary of IMAC. On May 22, 2023, the board of directors of IMAC, and the Board of Directors of Theralink unanimously approved the Merger Agreement.

At the effective time of the Merger (the “Effective Time”), each share of common stock (“Theralink Common Stock”) and each share of preferred stock of Theralink (together with the Theralink Common Stock, “Theralink Shares”) issued and outstanding immediately prior to the Effective Time will be converted into and will thereafter represent the right to receive a portion of a share of common stock of IMAC, par value $0.001 (the “IMAC Shares”) such that the total number of IMAC Shares issued to the holders of Theralink Shares shall equal 85% of the total number of IMAC Shares outstanding as of the Effective Time (the “Merger Consideration”).

At the Effective Time, each award of stock options (each, a “Theralink Stock Option”), whether or not then vested or exercisable, that is outstanding immediately prior to the Effective Time, will be assumed by IMAC and converted into a stock option relating to a number of IMAC Shares equal to the product of: (i) the number of shares of Theralink Common Stock subject to such Theralink Stock Option; and (ii) ratio which results from dividing one share of Theralink Common Stock by the portion of a IMAC Share issuable for such share as finally determined at the Effective Time (the “Exchange Ratio”), at an exercise price per IMAC Share (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (A) the exercise price per share of Theralink Common Stock of such Theralink Stock Option by (B) the Exchange Ratio.

Each of IMAC and Theralink has agreed, subject to certain exceptions with respect to unsolicited proposals, not to directly or indirectly solicit competing acquisition proposals or to enter into discussions concerning, or provide confidential information in connection with, any unsolicited alternative acquisition proposals. However, if such party receives an unsolicited, bona fide acquisition proposal that did not result from a material breach of the non-solicitation provisions of the Merger Agreement and IMAC’s or Theralink’s Board of Directors, or any committee thereof, as applicable, concludes, after consultation with its financial advisors and outside legal counsel, that such unsolicited, bona fide acquisition proposal constitutes, or could reasonably be expected to result in, a superior offer, such party may furnish non-public information regarding it or any of its subsidiaries and engage in discussions and negotiations with such third party in response to such unsolicited, bona fide acquisition proposal; provided that each party provides notice and furnishes any non-public information provided to the maker of the acquisition proposal to each party substantially concurrently with providing such non-public information to the maker of the acquisition proposal.

The completion of the Merger is subject to the satisfaction or waiver of customary closing conditions, including: (i) adoption of the Merger Agreement by holders of a majority of the outstanding Theralink Shares, (ii) approval of the issuance of IMAC Shares in connection with the Merger by a majority of the outstanding IMAC Shares, (iii) absence of any court order or regulatory injunction prohibiting completion of the Merger, (iv) expiration or termination of (a) all waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”) and (b) any agreement with any governmental entity not to consummate the transactions contemplated by the Merger Agreement, (v) effectiveness of IMAC’s registration statement on Form S-4 to register the IMAC Shares to be issued in the Merger, (vi) subject to specified materiality standards, the accuracy of the representations and warranties of the other party, (vii) the authorization for listing of IMAC Shares to be issued in the Merger on Nasdaq, (viii) compliance by the other party in all material respects with its covenants, and (ix) the completion of satisfactory due diligence by both parties.

IMAC and Theralink have each made customary representations and warranties in the Merger Agreement. The Merger Agreement also contains customary covenants and agreements, including covenants and agreements relating to (i) the conduct of each of IMAC’s and Theralink’s business between the date of the signing of the Merger Agreement and the closing date of the Merger and (ii) the efforts of the parties to cause the Merger to be completed, including actions which may be necessary to cause the expiration or termination of any waiting periods under the HSR Act.

Upon completion of the Merger, it is anticipated that the transaction with be accounted for as a reverse acquisition and recapitalization of the Company.

THERALINK TECHNOLOGIES, INC.

CONDENSED NOTES TO UNAUDITED FINANCIAL STATEMENTS

JUNE 30, 2023

(UNAUDITED)

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

Michael Ruxin, M.D.

On June 5, 2020, the Company and Dr. Michael Ruxin entered into an employment agreement (the “Ruxin Employment Agreement”) for Dr. Ruxin to serve as the Company’s Chief Executive Officer, President and a director.

The Ruxin Employment Agreement provides that Dr. Ruxin will be employed for a five-year term commencing on June 5, 2020. The term will be automatically extended for one additional year upon the fifth anniversary of the effective date without any affirmative action, unless either party to the agreement provides at least sixty (60) days’ advance written notice to the other party that the employment period will not be extended. Dr. Ruxin will be entitled to receive an annual base salary of $300,000 and will be eligible for an annual discretionary bonus of 150% of such base salary. In the Ruxin Employment Agreement, Dr. Ruxin is entitled to, subject to the approval of the Board or a committee thereof, and under the 2022 Plan (i) a one-time grant of 49,047,059 Restricted Stock Units (“RSUs”) and (ii) a one-time grant of options to purchase 420,691,653 shares of common stock, In lieu of 49,047,059 RSU’s, on August 16, 2022, the Company granted 49,047,059 stock option plus the one-time grant of 420,691,653 stock options for an aggregate amount of 469,738,712 stock options with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms. Ruxin is entitled to participate in any and all benefit plans, from time to time, in effect for senior management, along with vacation, sick and holiday pay in accordance with the Company’s policies established and in effect from time to time. For the period of May 2021 through November 2021 and from August 15, 2022 to September 30, 2022, Dr. Ruxin deferred 50% of his salary. As of September 30, 2022 and 2021, the Company had accrued payroll related to Dr. Ruxin’s salary deferment of $112,500 and $62,500, respectively.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

Dr. Ruxin is an “at-will” employee and his employment may be terminated by the Company at any time, with or without cause. In the event Dr. Ruxin’s employment is terminated by the Company without Cause (as defined in the Ruxin Employment Agreement), with Good Reason (as defined in the Ruxin Employment Agreement) or as a result of a non-renewal of the term of employment under the Ruxin Employment Agreement, Dr. Ruxin shall be entitled to receive the sum of (I) the Severance Multiple (as defined below), multiplied by his base salary immediately prior to such termination and (II) a pro-rata portion of his bonus for the year in which such termination occurs equal to (a) his bonus for the most recently completed calendar year (if any), multiplied by (b) a fraction, the numerator of which is the number of days that have elapsed from the beginning of such calendar year through the date of termination and the denominator of which is the total number of days in such calendar year. “Severance Multiple” shall mean 3.0; provided, however, that if the date of termination occurs on or at any time during the twelve (12)-month period following a Change in Control, the Severance Multiple shall mean 4.0. In addition, the Company shall accelerate the vesting of any outstanding, unvested equity awards granted to Dr. Ruxin prior to the date of termination. Dr. Ruxin shall be entitled to reimbursement of any COBRA payment made during the 18-month period following the date of termination.

The Ruxin Employment Agreement also contains covenants (a) restricting the executive from engaging in any activity competitive with our business during the term of the employment agreement and in the event of termination, for a period of one year thereafter, (b) prohibiting the executive from disclosing confidential information regarding the Company, and (c) soliciting employees, customers and prospective customers during the term of the employment agreement and for a period of one year thereafter.

Jeffrey Busch

On June 5, 2020, the Company and Jeffrey Busch entered into an employment agreement (the “Busch Employment Agreement”) for Mr. Busch to serve as the Company’s Chairman of the Company and in such other positions as may be assigned from time to time by the board of directors.

The Busch Employment Agreement provides that Mr. Busch will be employed for a five-year term commencing on June 5, 2020. The term will be automatically extended for one additional year upon the fifth anniversary of the effective date without any affirmative action, unless either party to the agreement provides at least sixty (60) days’ advance written notice to the other party that the employment period will not be extended. Mr. Busch will be entitled to receive an annual base salary of $60,000 and will be eligible for an annual discretionary bonus. In the Busch Employment Agreement, Mr. Busch is entitled to, subject to the approval of the Board or committee thereof, and under the 2020 Plan (i) a one-time grant of 49,047,059 Restricted Stock (“RSUs”) and (ii) a one-time grant of options to purchase 420,691,653 shares of common stock. In lieu of 49,047,059 RSU’s, on August 16, 2022, the Company granted 49,047,059 stock option plus the one-time grant of 420,691,653 stock options for an aggregate amount of 469,738,712 stock options with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms. Mr. Busch is entitled to participate in any and all benefit plans, from time to time, in effect for senior management, along with vacation, sick and holiday pay in accordance with the Company’s policies established and in effect from time to time. As of September 30, 2022 and 2021, the Company had accrued director compensation of $192,500 and $132,500, respectively.

Mr. Busch is an “at-will” employee and his employment may be terminated by the Company at any time, with or without cause. In the event Mr. Busch’s employment is terminated by the Company without Cause (as defined in the Busch Employment Agreement), with Good Reason (as defined in the Busch Employment Agreement) or as a result of a non-renewal of the term of employment under the Busch Employment Agreement, Mr. Busch shall be entitled to receive the sum of (I) the Severance Multiple (as defined below), multiplied by his base salary immediately prior to such termination and (II) a pro-rata portion of his bonus for the year in which such termination occurs equal to (a) his bonus for the most recently completed calendar year (if any), multiplied by (b) a fraction, the numerator of which is the number of days that have elapsed from the beginning of such calendar year through the date of termination and the denominator of which is the total number of days in such calendar year. “Severance Multiple” shall mean 3.0; provided, however, that if the date of termination occurs on or at any time during the twelve (12)-month period following a Change in Control, the Severance Multiple shall mean 4.0. In addition, the Company shall accelerate the vesting of any outstanding, unvested equity awards granted to Mr. Busch prior to the date of termination.

The Busch Employment Agreement also contains covenants (a) restricting the executive from engaging in any activity competitive with our business during the term of the employment agreement and in the event of termination, for a period of one year thereafter, (b) prohibiting the executive from disclosing confidential information regarding the Company, and (c) soliciting employees, customers and prospective customers during the term of the employment agreement and for a period of one year thereafter.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

Thomas E. Chilcott, III

On September 24, 2020, the Company appointed Thomas E. Chilcott, III, to serve as the Chief Financial Officer. The Company entered into an offer letter with Mr. Chilcott which provides that his base salary will be $225,000 per year. Mr. Chilcott is entitled to participate in all medical and other benefits that the Company has established for its employees. The offer letter also provides that Mr. Chilcott will be granted an option to purchase up to 94,545,096 shares of the Company’s common stock which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms.

On December 31, 2021, the Company’s Board approved an increase in the base salary of Thomas E. Chilcott, III, the Company’s Chief Financial Officer, from $225,000 to $300,000 per year. The increase was effective January 1, 2022. The Board also approved two new bonuses for which Mr. Chilcott will be eligible: (i) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $1,000,000; and (ii) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $2,000,000 in the aggregate. During the year ended September 30, 2022, an aggregate bonus of $75,000 was paid to Mr. Chilcott.

Consulting Agreements

On July 5, 2020, the Company and a consultant entered into a Scientific Advisory Board Service Agreement (“Scientific Advisory Agreement”) which provides for; (i) $2,000 monthly compensation; (ii) 88,786,943 stock options under the 2022 Plan, which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms and; (iii) $1,500 per day for any special project requiring more than six hours of advisory service in a single day performed upon a written request from the Company. Either party may terminate the Scientific Advisory Agreement at any time upon ten days’ written notice to the other party unless either party neglects or fails to perform its obligations under the Scientific Advisory Agreement; then the termination notice shall be effective upon receipt of the same.

On July 5, 2020, the Company and a consultant entered into a Pathology Advisory Board Service Agreement (the “Pathology Advisory Agreement”) which provides for; (i) $272 monthly compensation; (ii) 77,972,192 stock options under the 2022 Plan, which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms and; (iii) $1,500 per day for any special project requiring more than six hours of advisory service in a single day performed upon a written request from the Company. Either party may terminate the Pathology Advisory Agreement at any time upon ten days’ written notice to the other party unless either party neglects or fails to perform its obligations under the Pathology Advisory Agreement; then the termination notice shall be effective upon receipt of the same.

Effective January 1, 2021, the Company entered into a consulting agreement with Mr. Kucharchuk, a member of the Board of Directors, to serve as a strategic advisor. The agreement was effective for a period of twelve months, commencing on January 1, 2021 and shall renew on a month-to month basis, subject to the right of the Company and Mr. Kucharchuk to terminate the agreement pursuant to the agreement. Pursuant to the agreement, Mr. Kucharchuk shall be paid $2,000 per month. As of September 30, 2021, the Company recorded accrued consulting fees in the amount of $18,000 reflected under accrued liabilities – related party in the accompanying balance sheets and as of September 30, 2022, the Company had an accounts payable – related payable balance of $12,000 related to this consulting agreement (See Note 9).

License Agreements

GMU License Agreement

In September 2006, the Company entered into an exclusive license agreement with George Mason Intellectual Properties (“GMU License Agreement”), a non-profit corporation formed for the benefit of George Mason University (“GMU”) which: (1) grants an exclusive worldwide license, with the right to grant sublicenses, under the licensed inventions to make, have made, import, use, market, offer for sale and sell products designed, manufactured, used and/or marketed for all fields and for all uses, subject to the exclusions as defined in the GMU License Agreement; (2) grants an exclusive option to license past, existing, or future inventions in the Company’s field, from inventors that are obligated to assign to GMU and who have signed a memorandum of understanding acknowledging that developed intellectual property will be offered, subject to the exclusions as defined in the GMU License Agreement; (3) the license and option granted specifically excludes biomarkers for lung, ovarian, and breast cancers in a diagnostic field of use and GMU inventions developed using materials obtained from third parties under agreements granting rights to inventions made using said materials and; (4) grants right to assign or otherwise transfer the license so long as such assignment or transfer is accompanied by a change of control transaction and GMU is given 14 days’ prior notice. In addition, the Company is required to make an annual payment of $50,000 to GMU as well as pay GMU a quarterly royalty equal to the net revenue multiplied by one and one-half percent (1.5%), due on a quarterly basis or a quarterly sublicense royalty equal to the net revenue multiplied by fifteen percent (15%). Further, the Company has the right of first refusal for all technology associated with RPPA technology from GMU. As of September 30, 2022 and 2021, the Company has accrued royalty fees of $2,443 and $1,591, respectively, reflected in the accompanying balance sheet in accrued liabilities.

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

NIH License Agreement

In March 2018, the Company entered into two license agreements (“NIH License Agreements”) with the National Institutes of Health (“NIH”) which grants the Company an exclusive and a nonexclusive United States license for certain patents. Pursuant to the NIH License Agreements, the Company is required to make an annual payment of $1,000 to the NIH as well as pay the NIH a royalty equal to the net sales multiplied by three percent (3.0%) every June 30th and December 31st. Commencing on January 1st of the year following the year of the first commercial sale, the Company is subject to a non-refundable minimum annual royalty of $5,000. In addition, a sublicense royalty equal to the net revenue multiplied by ten percent (10%) will be payable upon sublicensing. As of September 30, 2022 and 2021, the Company has accrued royalty fees of $0 and $24,830, respectively, reflected in the accompanying balance sheet in accrued liabilities.

Lease

In December 2019, the Company entered into a lease agreement for its corporate and laboratory facility in Golden, Colorado. The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025 (see Note 8).

On June 10, 2021, the Company entered into an amendment to its existing Warehouse Lease (“Lease Amendment”), effective October 3, 2021, for its laboratory facility in Golden, CO (see Note 8). The Lease Amendment provided for: (i) an extension to the term of the original lease to five years following the completion of the Company’s improvements to the Expansion Premises (defined below); (ii) an expansion of the premises to include the premises located at Unit 404, Building F, 15000 West 6th Avenue, Golden, Colorado 80401, consisting of approximately 4,734 rentable square feet (the “Expansion Premises”); (iii) an annual base rent modification; (iv) an increase to the security deposit; (v) tenant improvement allowance; (vi) additional parking and; (vii) two renewal options, each for five year terms, for a total of ten years.

Pursuant to the Lease Amendment, the Company must pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen.

Other Contingencies

Pursuant to ASC 450-20 – Loss Contingencies, liabilities for contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. As of September 30, 2022 and 2021, the Company has recorded a contingent liability of $78,440 and $71,240, respectively, resulting from certain liabilities of Avant prior to the asset sale and recapitalization transaction (see Note 1). The contingent liabilities consisted of two notes payables with a total outstanding principal balance of $40,000 as of September 30, 2022 and 2021 and accrued interest payable of $38,440 and $31,240 as of September 30, 2022 and 2021, respectively.

Legal Action

THERALINK TECHNOLOGIES, INC.

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2022 AND 2021

On August 16, 2022, Erika Singleton filed a complaint against the Company in the Eighth Judicial District Court, Clark County, Nevada, Case No. A-22-857038-C. Plaintiff alleges that the Company did not provide her with physical stock certificates for 200,000 shares of common stock Plaintiff purchased for $2,000 in 2017. Based on these and other allegations, Plaintiff asserts claims against the Company for breach of contract, violation of Florida securities law, fraud, and unjust enrichment. After recently resolving issues related to service, the Company is currently set to file its responsive pleading on or before January 6, 2023.